Leases - Schedule of future minimum lease payments under non-cancelable operating leases (Detail) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026		$ 230,663
2026, remaining	$ 116,258
2027	238,313	238,313
2028	223,229	223,229
2029	194,674	194,674
Total future undiscounted lease payments	772,474	886,879
Less: imputed interest	(117,157)	(152,058)
Present value of operating lease liabilities	655,317	734,821	$ 676,854
Less: Current portion of operating lease liabilities	(177,601)	(164,940)	(160,016)
Operating lease liabilities, net of current portion	$ 477,716	$ 569,881	$ 516,838